Prepayment for long-term assets (Details Narrative) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Equity interest, percentage	49.00%
Prepayments for long-term assets	$ 1,615,031	$ 688,299